Derivative Liability	12 Months Ended
Feb. 29, 2016
Derivative Liability [Text Block]
9.	Derivative Liability

In accordance with ASC 815-40-15, stock options and warrants granted to non-employees that are exercisable in US dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency.

The non-employee options and warrants are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Comprehensive Income at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

The non-employee share purchase option and warrant liabilities are accounted for at their respective fair values and are summarized as follows:

	2016	2015	2014
Derivative liability, opening balance	$120,337	$284,195	$244,891
Warrants issued during the year	-	32,570	-
Options issued during the year	20,970	-	-
Change in fair value of options and warrants	(81,317)	(196,428)	39,304
Derivative liability, closing balance	$59,990	$120,337	$284,195

An estimate for the fair value of non-employee stock options and warrants is determined through use of the Black-Scholes Model. Assumptions applied by management as at February 29, 2016 were as follows: (1) weighted average risk-free rate of 0.69% (2015 – 0.69%; 2014 – 2.01%); (2) weighted average dividend yield of nil (2015 – nil; 2014 – nil); (3) a weighted average expected volatility of 59.9% (2015 – 58.6%; 2014 – 111.6%); (4) a weighted average expected life of 38 months (2015 - 43 months; 2014 – 75 months); and (5) a weighted average exercise price of $2.91 USD. These options have been included in the stock options data presented in Note 7(c).

As at February 29, 2016 the warrants granted to consultants had not been issued.

The exercise of non-employee options and warrants will result in a reduction of the derivative liability.